Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($) $ in Thousands	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash and cash equivalents	$ 24,579			$ 43,145				$ 70,903
Prepaid expenses and other current assets	3,024			2,451				1,594
Total current assets	27,603			45,596				72,497
Furniture and equipment, net of accumulated depreciation of $769 and $638, respectively	225			275				338
Intangible assets	11,148			11,148				11,148
Operating lease right-of-use asset	547			403				107
Total Assets	39,523			57,422				84,090
Current Liabilities:
Accounts payable	2,008			2,095				1,364
Accrued expenses and other current liabilities	1,880			2,724				2,258
Total current liabilities	3,888			4,819				3,622
Operating lease liability - long-term, net of current portion	496			335				63
Warrant liability - long-term	1			77				1,412
Total Liabilities	4,385			5,231				5,097
Commitments and contingencies (Note 8)
Stockholders' Equity:
Preferred stock, $0.001 par value; 5,000,000 authorized, no shares issued and outstanding	0			0				0
Common stock, $0.001 par value; 100,000,000 authorized as of December 31, 2022 and December 31, 2021, 28,627,827 and 28,578,338 shares issued and outstanding at December 31, 2022 and December 31, 2021, respectively	30			29				29
Additional paid-in capital	156,446			153,985				151,733
Accumulated other comprehensive income	(3)			12				41
Accumulated deficit	(121,335)			(101,835)				(72,810)
Total stockholders' equity	35,138	$ 40,268	$ 45,684	52,191	$ 58,417	$ 66,359	$ 72,665	78,993	$ 17,760
Total liabilities and stockholders' equity	$ 39,523			$ 57,422				$ 84,090